Financial risk management objectives and policies - Narrative (Details)	12 Months Ended
Dec. 31, 2025
Algerian Dinar (DZD), Kenyan Shilling (KES), Egyptian Pound (EGP), Nigerian Naira (NGN) and Ugandan Shilling (UGX)
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	5.00%
Percentage of reasonably possible decrease in risk assumption	5.00%
Euro (EUR), Ghanaian Cedi (GHS), West African CFA franc (XOF) and Moroccan Dirham (MAD)
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Algerian Dinar (DZD), Moroccan Dirham (MAD), Egyptian Pound (EGP) and Nigerian Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	5.00%
Percentage of reasonably possible decrease in risk assumption	5.00%
Kenyan Shilling (KES), Ghanaian Cedi (GHS), Ugandan Shilling (UGX) and United Arab Emirates Dirham (AED)
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Bottom of Range
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in functional currency rate	5.00%
Percentage decrease in functional currency rate	5.00%
Bottom of Range | Algerian Dinar (DZD), Kenyan Shilling (KES), Egyptian Pound (EGP), Nigerian Naira (NGN) and Ugandan Shilling (UGX)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation percentage	(6.40%)
Bottom of Range | Euro (EUR), Ghanaian Cedi (GHS), West African CFA franc (XOF) and Moroccan Dirham (MAD)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation percentage	(28.50%)
Bottom of Range | Algerian Dinar (DZD), Moroccan Dirham (MAD), Egyptian Pound (EGP) and Nigerian Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation percentage	1.90%
Bottom of Range | Kenyan Shilling (KES), Ghanaian Cedi (GHS), Ugandan Shilling (UGX) and United Arab Emirates Dirham (AED)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation percentage	(19.20%)
Top of Range
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in functional currency rate	10.00%
Percentage decrease in functional currency rate	10.00%
Top of Range | Algerian Dinar (DZD), Kenyan Shilling (KES), Egyptian Pound (EGP), Nigerian Naira (NGN) and Ugandan Shilling (UGX)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation percentage	(0.20%)
Top of Range | Euro (EUR), Ghanaian Cedi (GHS), West African CFA franc (XOF) and Moroccan Dirham (MAD)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation percentage	(9.80%)
Top of Range | Algerian Dinar (DZD), Moroccan Dirham (MAD), Egyptian Pound (EGP) and Nigerian Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation percentage	7.80%
Top of Range | Kenyan Shilling (KES), Ghanaian Cedi (GHS), Ugandan Shilling (UGX) and United Arab Emirates Dirham (AED)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation percentage	13.00%